DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers MSCI EAFE High Dividend Yield Equity ETF

August 31, 2020 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Australia - 5.2%
Aurizon Holdings Ltd.	481,264	$1,548,247
Coca-Cola Amatil Ltd.	124,939	840,828
Computershare Ltd.	119,032	1,169,921
Crown Resorts Ltd.	91,256	608,071
Fortescue Metals Group Ltd.	415,260	5,349,781
Insurance Australia Group Ltd.	560,593	1,977,579
Medibank Pvt Ltd.	680,208	1,373,321
Qantas Airways Ltd.	221,883	646,529
Treasury Wine Estates Ltd.	174,937	1,196,716
Wesfarmers Ltd.	278,036	9,771,139

(Cost $20,431,998)		24,482,132

Belgium - 0.2%
Proximus SADP
(Cost $1,014,543)	37,314	740,340

Denmark - 0.4%
Pandora A/S
(Cost $1,224,596)	24,419	1,787,297

Finland - 1.8%
Elisa OYJ	34,876	2,055,884
Fortum OYJ	108,911	2,307,417
UPM-Kymmene OYJ	130,862	3,976,779

(Cost $8,172,524)		8,340,080

France - 10.5%
Faurecia SE*	18,673	815,341
Publicis Groupe SA(a)	53,144	1,866,686
Sanofi	221,772	22,509,929
Sodexo SA	21,681	1,554,727
TOTAL SE	583,434	23,095,796

(Cost $52,016,865)		49,842,479

Germany - 10.9%
Allianz SE	102,268	22,201,252
Hannover Rueck SE	14,781	2,520,789
HOCHTIEF AG	6,162	547,550
METRO AG	43,938	435,725
Siemens AG	187,591	25,948,269

(Cost $45,906,311)		51,653,585

Hong Kong - 7.6%
BOC Hong Kong Holdings Ltd.	900,849	2,557,199
CK Asset Holdings Ltd.	633,975	3,443,849
CK Hutchison Holdings Ltd.	661,827	4,333,816
CK Infrastructure Holdings Ltd.	162,484	859,576
CLP Holdings Ltd.	402,702	3,956,795
Hang Lung Properties Ltd.	496,045	1,398,500
Hang Seng Bank Ltd.	186,802	2,938,158
Henderson Land Development Co. Ltd.	354,450	1,397,192
HKT Trust & HKT Ltd.(b)	929,244	1,328,493
Jardine Matheson Holdings Ltd.	54,000	2,268,000
Kerry Properties Ltd.	168,685	438,573
New World Development Co. Ltd.	379,287	1,969,807
Power Assets Holdings Ltd.	342,231	1,960,615
Sino Land Co. Ltd.	771,575	898,992
Sun Hung Kai Properties Ltd.	318,496	4,282,147
Wharf Real Estate Investment Co. Ltd.(c)	409,076	1,702,251

(Cost $38,792,377)		35,733,963

Israel - 0.4%
Bank Leumi Le-Israel BM
(Cost $1,858,448)	351,445	1,803,492

Italy - 1.9%
Assicurazioni Generali SpA	271,393	4,221,067
Snam SpA	493,763	2,533,314
Terna Rete Elettrica Nazionale SpA	340,096	2,464,019

(Cost $8,725,702)		9,218,400

Japan - 20.0%
Amada Co. Ltd.	77,800	692,566
Asahi Kasei Corp.	307,300	2,579,066
Bridgestone Corp.	131,100	4,155,096
Canon, Inc.	246,634	4,260,771
Dai-ichi Life Holdings, Inc.	264,700	4,007,505
Daito Trust Construction Co. Ltd.	16,100	1,427,282
Daiwa House Industry Co. Ltd.	138,700	3,715,190
Isuzu Motors Ltd.	133,300	1,318,607
ITOCHU Corp.	330,100	8,477,791
Japan Tobacco, Inc.	293,800	5,492,560
Komatsu Ltd.	215,400	4,679,915
Kuraray Co. Ltd.	76,300	780,664
Mitsubishi Chemical Holdings Corp.	317,400	1,855,104
Mitsubishi Gas Chemical Co., Inc.	40,800	728,702
MS&AD Insurance Group Holdings, Inc.	108,700	3,014,632
NGK Spark Plug Co. Ltd.	36,200	622,990
Nikon Corp.	72,900	571,953
Nippon Telegraph & Telephone Corp.	315,400	7,172,305
NTT DOCOMO, Inc.	277,600	7,745,942
Pola Orbis Holdings, Inc.	23,400	423,890
Seiko Epson Corp.	68,700	820,163
Sekisui House Ltd.(c)	152,124	3,006,760
SoftBank Corp.(c)	467,900	6,144,097
Sompo Holdings, Inc.	82,200	3,085,068
Subaru Corp.	150,100	3,117,500
Sumitomo Chemical Co. Ltd.	373,100	1,213,820
Sumitomo Electric Industries Ltd.	184,900	2,177,756
Sumitomo Heavy Industries Ltd.	26,700	607,545
T&D Holdings, Inc.	128,400	1,343,996
Tokio Marine Holdings, Inc.	155,400	7,165,882
Tosoh Corp.	63,300	940,143
Yamaha Motor Co. Ltd.	70,000	1,103,022

(Cost $95,104,842)		94,448,283

Luxembourg - 0.3%
Aroundtown SA*
(Cost $1,544,300)	280,065	1,534,713

Netherlands - 0.6%
NN Group NV
(Cost $2,231,328)	71,684	2,704,798

New Zealand - 0.3%
Spark New Zealand Ltd.
(Cost $1,182,326)	448,182	1,463,134

Norway - 0.4%
Mowi ASA
(Cost $2,375,276)	107,779	2,121,922

Portugal - 1.0%
EDP - Energias de Portugal SA	680,221	3,450,912
Galp Energia SGPS SA	123,580	1,326,022

(Cost $4,593,580)		4,776,934

Singapore - 2.1%
Oversea-Chinese Banking Corp. Ltd.	813,200	5,185,675
Singapore Exchange Ltd.	193,650	1,226,336
Singapore Telecommunications Ltd.	1,999,498	3,382,499

(Cost $11,788,858)		9,794,510

Spain - 7.1%
ACS Actividades de Construccion y Servicios SA	66,368	1,628,731
Enagas SA	61,347	1,503,310
Endesa SA	77,925	2,164,907
Iberdrola SA	1,455,975	18,370,441
Industria de Diseno Textil SA	266,418	7,503,566
Mapfre SA	266,749	506,601
Red Electrica Corp. SA	105,927	2,030,102

(Cost $28,743,179)		33,707,658

Sweden - 0.2%
Lundin Energy AB
(Cost $1,084,060)	44,868	1,099,728

Switzerland - 5.5%
Adecco Group AG	37,469	1,966,555
Baloise Holding AG	11,177	1,743,982
Swiss Life Holding AG	7,822	3,168,933
Swiss Prime Site AG	18,663	1,686,085
Swisscom AG	6,355	3,528,791
Zurich Insurance Group AG	36,879	13,679,367

(Cost $22,865,533)		25,773,713

United Kingdom - 22.6%
3i Group PLC	238,591	2,996,550
Admiral Group PLC	47,037	1,660,788
Anglo American PLC	300,627	7,376,668
Barratt Developments PLC	249,356	1,753,514
British American Tobacco PLC	562,610	19,077,501
GlaxoSmithKline PLC	1,034,722	20,393,702
Imperial Brands PLC	231,271	3,880,046
Johnson Matthey PLC	47,462	1,509,295
Legal & General Group PLC	1,455,207	4,233,983
M&G PLC	628,527	1,455,910
National Grid PLC	860,691	9,717,229
Rio Tinto Ltd.	90,647	6,569,726
Rio Tinto PLC	275,123	17,074,233
Schroders PLC	30,727	1,192,293
Severn Trent PLC	58,373	1,822,658
SSE PLC	254,870	4,296,443
Standard Life Aberdeen PLC	561,581	1,783,576

(Cost $106,103,113)		106,794,115

TOTAL COMMON STOCKS (Cost $455,759,759)		467,821,276

SECURITIES LENDING COLLATERAL - 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
(Cost $7,308,624)	7,308,624	7,308,624

CASH EQUIVALENTS - 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
(Cost $1,145,888)	1,145,888	1,145,888

TOTAL INVESTMENTS - 100.8% (Cost $464,214,271)		$476,275,788
Other assets and liabilities, net - (0.8%)		(3,725,182)

NET ASSETS - 100.0%		$472,550,606

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2020 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2020	Value ($) at 8/31/2020
SECURITIES LENDING COLLATERAL — 1.6%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.04%(d)(e)
5,636,041	1,672,583(f)	—	—	—	982	—	7,308,624	7,308,624
CASH EQUIVALENTS — 0.2%
DWS Government Money Market Series “Institutional Shares”, 0.06%(d)
802,916	10,203,157	(9,860,185)	—	—	394	—	1,145,888	1,145,888

6,438,957	11,875,740	(9,860,185)	—	—	1,376	—	8,454,512	8,454,512

*	Non-income producing security.
(a)	Company declared its annual dividend during the 12-month period ended August 31, 2020, the scheduled payment date was subsequent to August 31, 2020.
(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(c)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2020 amounted to $6,905,570, which is 1.5% of net assets.

(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2020.

Securities are listed in country of domicile.

At August 31, 2020 the Xtrackers MSCI EAFE High Dividend Yield Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$99,748,732	21.3%
Utilities	57,437,738	12.3
Industrials	53,345,515	11.4
Materials	49,953,981	10.7
Health Care	42,903,631	9.2
Consumer Discretionary	39,867,338	8.5
Communication Services	35,428,172	7.6
Consumer Staples	33,469,188	7.1
Energy	25,521,545	5.5
Real Estate	23,894,581	5.1
Information Technology	6,250,855	1.3

Total	$467,821,276	100.0%

At August 31, 2020, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(g)
EURO STOXX 50 Futures	EUR	11	$422,021	$429,525	9/18/2020	$7,504
FTSE 100 Index Futures	GBP	7	579,647	558,751	9/18/2020	(20,896)
MSCI EAFE Futures	USD	36	3,289,580	3,420,180	9/18/2020	130,600

Total net unrealized appreciation						$117,208

(g)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity rate contracts risk exposure as of August 31, 2020.

Currency Abbreviations

EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2020 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(h)	$467,821,276	$—	$—	$467,821,276
Short-Term Investments(h)	8,454,512	—	—	8,454,512
Derivatives(i)
Futures Contracts	138,104	—	—	138,104

TOTAL	$476,413,892	$—	$—	$476,413,892

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(i)
Futures Contracts	$(20,896)	$—	$—	$(20,896)

TOTAL	$(20,896)	$—	$—	$(20,896)

(h)	See Schedule of Investments for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.